Property and Equipment, net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,211	$ 18,211	$ 18,101
Less: Accumulated depreciation	(3,541)	(2,690)	(1,534)
Property and equipment, net	14,670	15,521	16,567
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,025	$ 5,025	5,025
Buildings
Property, Plant and Equipment [Line Items]
Useful Life	40 years	40 years
Property and equipment, gross	$ 8,325	$ 8,325	8,311
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Property and equipment, gross	$ 677	$ 677	677
Lab equipment
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Property and equipment, gross	$ 4,003	4,003
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 52	$ 52	52
Office equipment
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years
Property and equipment, gross	$ 17	$ 17	17
Vehicles
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years
Property and equipment, gross	$ 112	$ 112	$ 112